Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Feb. 24, 2013 Segment Customer	Feb. 26, 2012	Nov. 25, 2012 Customer Segment	Nov. 27, 2011	Nov. 28, 2010
Significant Accounting Policies [Line Items]
Number of geographical regions	3		3
Number of weeks in a quarter	13	13	13	13	13
Minority interest (percent)			16.40%
Number of largest customers			10
Portion of net sales to ten largest customers (percent)			32.00%	30.00%	33.00%
Advertising expense			$ 260.4	$ 313.8	$ 327.8
Distribution costs			$ 186.7	$ 183.9	$ 185.1
Minimum
Significant Accounting Policies [Line Items]
Intangible assets useful life			4 years
Maximum
Significant Accounting Policies [Line Items]
Intangible assets useful life			8 years
Building | Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives			20 years
Building | Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives			40 years
Machinery and equipment | Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives			3 years
Machinery and equipment | Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives			20 years
Software Development | Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives			3 years
Software Development | Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives			7 years